Significant Accounting Policies (Details) - Schedule of Net Revenue Segregated By Geographic Regions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	$ 15,997,954	$ 20,283,245	$ 21,713,138
PRC [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	12,117,240	15,285,549	16,844,113
Overseas [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	$ 3,880,714	$ 4,997,696	$ 4,869,025